Condensed Statements Of Shareholders' Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2005 Common Stock 0.19 Per Share [Member]	Dec. 31, 2005 Common Stock 0.32 Per Share [Member]	Dec. 31, 2008 Common Stock Issued for Research and Development 0.53 per Share [Member]	Dec. 31, 2008 Common Stock Issued for Research and Development 0.65 per Share [Member]	Dec. 31, 2010 Common Stock Issued for Services 0.90 per Share [Member]	Dec. 31, 2010 Common Stock Issued for Services 1.06 per Share [Member]
Initial capitalization, per share						$ 0.00002
Common stock issued for cash, per share						$ 0.00078	$ 0.19	$ 0.32
Common stock issued for services, per share				$ 0.50							$ 0.90	$ 1.06
Common stock issued for research and development, per share				$ 1.00	$ 0.99				$ 0.53	$ 0.65
Common stock issued for cash in private placements, per share			$ 1.50	$ 1.00
Common stock and warrants issued for cash, per share	$ 1.55	$ 1.00
Preferred stock and warrants issued for cash, per share		$ 10,000